Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 13,488	$ 28,587
Restricted cash		280	163
Short term bank deposits		10,793	15,402
Trade receivable, net		153	1,258
Other assets - funds held in escrow		30,417
Prepaid expenses and other receivables		2,500	2,026
Total current assets		57,631	47,436
NON-CURRENT ASSETS:
Operating lease right-of-use assets		1,782	1,740
Property and equipment, net		1,374	1,309
Total non-current assets		3,156	3,049
Total assets		60,787	50,485
CURRENT LIABILITIES:
Trade payables		624	1,149
Operating lease liabilities		551	436
Employees and payroll accruals		3,283	2,916
Convertible bonds		30,614
Accrued expenses and other payables		1,334	1,710
Total current liabilities		36,406	6,211
LONG-TERM LIABILITIES:
Operating lease liabilities		1,457	1,306
Warrant liabilities		428	875
Total long-term liabilities		1,885	2,181
8SHAREHOLDERS’ EQUITY:
Ordinary Shares, NIS 0.000216 par value per share; 165,000,000 authorized shares as of December 31, 2024 and 130,000,000 as of December 31, 2023; 85,749,331 and 77,925,095 outstanding shares at December 31, 2024 and 2023, respectively	[1]
Additional paid-in capital		275,453	245,733
Accumulated deficit		(252,957)	(203,640)
Total shareholders’ equity		22,496	42,093
Total liabilities and shareholders’ equity		$ 60,787	$ 50,485

[1]	Represents less than $1.